2. Basis of Presentation	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2. Basis of Presentation

The accompanying unaudited interim consolidated financial statements as of September 30, 2014 and for the three and nine month periods ended September 30, 2014 and 2013 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and on the same basis as the audited annual consolidated financial statements. The unaudited interim consolidated balance sheet as of September 30, 2014, unaudited interim consolidated statements of operations for the three and nine month periods ended September 30, 2014 and 2013, and the unaudited interim consolidated statements of cash flows for the nine month periods ended September 30, 2014 and 2013 include all material adjustments, consisting only of normal recurring adjustments (unless otherwise discussed below), which management considered necessary for a fair presentation of the financial position and operating results for the periods presented. These unaudited financial statements are the representations of management. The results for the three and nine month periods ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014 or for any future interim period. The audited consolidated balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements; however, the notes to the accompanying unaudited consolidated financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete consolidated financial statements. The accompanying unaudited consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2013 included in Amendment # 2 of the Company’s Form 10 filed with the Securities and Exchange Commission on October 1, 2014. These accompanying notes are generally limited to the information necessary to update the information included in the aforementioned financial statements for the year ended December 31, 2013.

Going Concern

As of September 30, 2014, the Company had a deficit accumulated during the development stage of approximately $105.5 million and requires substantial additional funds to continue its research and development, to support its operations and to achieve its business development goals, the attainment of which are not assured. The Company has been able to satisfy certain liabilities with convertible indebtedness and common shares and enter into debt settlement arrangements, facilitated by third party financing, with vendors and creditors for substantial amounts of its various financial obligations. Convertible instruments have also been converted into equity. In September 2013, the Company also entered into arrangements with related parties under which it has and will continue to receive certain financial and administrative support and services through March 18, 2015 and has consummated related party and unrelated convertible debenture and warrant agreements from which it will receive cash and executive services (from related parties only). However, substantial indebtedness remains and substantial recurring losses from operations and additional liabilities continue to be incurred.

These factors and uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might incur in the event the Company cannot continue in existence. Management has designed plans for sales of the Company’s future pharmaceutical related products. Management intends to seek additional capital from new equity securities offerings, from debt financing and debt restructuring to provide funds needed to increase liquidity, fund internal growth and fully implement its business plan. However, management can give no assurance that these funds will be available in adequate amounts, or if available, on terms that would be satisfactory to the Company.

The timing and amount of the Company’s capital requirements will depend on a number of factors, including the need for funds to support research and development and payment requirements to sustain licensing rights, demand for products and services and the availability of opportunities for international expansion through affiliations, to maintain its status as a public company, shareholder and investor relations, to establish and maintain current and new business relationships and for other general corporate business purposes.